Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 29, 2011	Dec. 31, 2012 Private Equity Funds	May 31, 2011 Private Equity Funds Maximum
Commitments and Contingencies Disclosure [Line Items]
Rental expense under all operating leases	$ 99,000,000	$ 97,500,000	$ 102,100,000
Rental expense under sublease arrangements			675,000
Rental income under sublease arrangements			809,000
Commitment to invest						20,000,000
Percentage of ownership interests				53.00%		50.00%
Investments					4,600,000
Recognized gain on investment	$ 898,000				$ 898,000